DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Amounts and Fair Value
The following table summarizes the gross notional amounts and fair values of the designated and non-designated hedged discussed in the above sections:

In millions	Designated	Non-Designated	Total
Gross notional amount	$805.1	$379.7	$1,184.8

Fair Value:
Other current assets	3.5	2.1	5.6
Other current liabilities	—	—	—
Total	$3.5	$2.1	$5.6